As filed with the Securities and Exchange Commission on March 22, 2006
                                     Investment Company Act file number 811-3522


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                        DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)


                                600 Fifth Avenue
                               New York, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)


Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
JANUARY 31, 2006
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
   Face                                                                         Maturity                Value               Standard
  Amount                                                                          Date       Yield     (Note 1)    Moody's  & Poor's
  ------                                                                          ----       -----      ------     -------  --------
Other Notes (1.55%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,300,000   Clipper Tax Exempt Cerificates Trust, MA - Series 2001-4
              Insured by MBIA Insurance Corp.                                   03/19/06     2.82%  $  2,300,000    VMIG-1
  3,170,000   Clipper Tax Exempt Cerificates Trust, TX - Series 2001-3
              Insured by MBIA Insurance Corp.                                   03/19/06     2.30      3,170,000    VMIG-1
-----------                                                                                         ------------
  5,470,000   Total Other Notes                                                                        5,470,000
-----------                                                                                         ------------

Put Bonds (b) (0.28%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Plaquemines, LA Port Harbor & Terminal District
              (International Marine Terminal Project) - Series 1984B
              LOC KBC Bank N.V.                                                 03/15/06     2.60%  $  1,000,000     P-1       A1
-----------                                                                                         ------------
  1,000,000   Total Put Bonds                                                                          1,000,000
-----------                                                                                         ------------

Tax Exempt Commercial Paper (6.30%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   City & County of Honolulu, HI GO Notes, Issue H
              LOC Landesbank Hessen-Thuringen Girozentrale                      02/16/06     2.85%  $  5,000,000    VMIG-1    A1+
  3,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series B                               02/08/06     3.08      3,000,000     P-1      A1+
  6,000,000   Maryland Health & Higher Educational Facilities Authority RN
              (Johns Hopkins Hospital) - Series C                               02/08/06     3.10      6,000,000     P-1      A1+
  2,030,000   Metropolitan Government of Nashville & Davidson County, TN
              Health & Educational Facilities Board
              (Vanderbilt University) - Series A                                02/02/06     2.95      2,030,000     P-1      A1+
  3,700,000   San Antonio, TX Water System - Series 2001A                       06/07/06     3.20      3,700,000     P-1      A1+
  2,500,000   Sunshine State Government Finance Commission RB - Series H
              (City of Orlando Program)                                         02/07/06     3.10      2,500,000     P-1      A1+
-----------                                                                                         ------------
 22,230,000   Total Tax Exempt Commercial Paper                                                       22,230,000
-----------                                                                                         ------------

Tax Exempt General Obligation Notes & Bonds (12.60%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000   Belmont County,OH  BAN (c)                                        03/15/06     2.98%  $  3,003,462
  1,000,000   Cedarburg, WI School District TRAN (c)                            10/10/06     3.17      1,000,194
  1,705,000   Clark County, OH BAN (c)                                          05/11/06     3.00      1,705,988
  1,500,000   Dublin City, Everest Area School District, WI (c)                 08/28/06     2.95      1,502,483
  3,000,000   Delavan Darien, WI School District TRAN (c)                       08/25/06     3.75      3,010,941
  1,000,000   East Troy, WI Community School District (c)                       10/05/06     3.05      1,000,322
  7,000,000   Elkhart, IN Community Schools Tax Anticipation Time Warrants (c)  12/29/06     4.35      7,061,740
  1,055,000   Fairborn, OH Tax Increment Financing Revenue Bonds
              (Commerce Boulevard Extension) - Series 2005
              LOC US Bank N.A.                                                  09/14/06     4.00      1,061,500    VMIG-1    A1+
  1,250,000   Florence County, WI School District TRAN (c)                      10/27/06     3.23      1,250,619
  1,700,000   Greendale School District, WI TRPN (c)                            09/22/06     2.98      1,701,255
  1,680,000   Joint School District #2, Village of Marshall, Towns of Cottage Grove
              Deerfield, Medina, Sun Prairie & York, WI (c)                     09/08/06     3.10      1,680,485
  1,400,000   Miami Trace, WI Local school District                             07/18/06     4.00      1,404,766     MIG-1
  1,800,000   Mount Horeb, WI Area School District TRAN (c)                     10/30/06     3.15      1,801,292
  1,650,000   Muskingum County, OH (Bartlett Run) BAN (c)                       07/18/06     4.00      1,658,584
  5,000,000   New Jersey State TRAN                                             06/23/06     3.16      5,025,889     MIG-1    SP1+
  2,250,000   New Richmond, WI School District (c)                              09/29/06     3.14      2,250,720
  1,300,000   Shorewood, WI School District TRAN (c)                            10/20/06     3.05      1,300,445
  2,000,000   Sturgeon Bay, WI School District (c)                              10/25/06     3.15      2,000,702
  1,020,000   Tomahawk, WI School District TRAN (c)                             10/19/06     3.25      1,020,630
  4,000,000   Waunakee, WI Community Scool District TRAN (c)                    10/10/06     3.00      4,001,328
-----------                                                                                         ------------
 44,310,000   Total Tax Exempt General Obligation Notes & Bonds                                       44,443,345
-----------                                                                                         ------------

Variable Rate Demand Instruments (d) (76.37%)
------------------------------------------------------------------------------------------------------------------------------------
$ 5,000,000   ABN Amro Munitops Certificates Trust , AZ
              Single Asset - Series 2005-54
              Insured by FGIC                                                   07/01/13     3.05%  $  5,000,000     P-1      A1+
  3,000,000   ABN Amro Munitops Certificate Trust, CO
              Single Asset Series 2005-14
              Insured by FGIC                                                   06/01/13     3.06      3,000,000     P-1      A1+
  5,475,000   ABN Amro Munitops Certificates Trust, TX
              Single Asset - Series 2005-47
              Guaranteed by Texas PSF (c)                                       02/15/13     3.07      5,475,000
  6,995,000   ABN Amro Munitops Certificates Trust, VA  Single Asset -
              Series 2005-48 (Rector and Visitors of the University of Virginia
              General Revenue Pledge Bonds Series 2005)                         06/01/13     3.05      6,995,000    VMIG-1
  3,050,000   Berkley County, SC PCRB
              (AMOCO Chemical Co. Project) - Series 1994                        07/01/12     3.08      3,050,000    VMIG-1    A1+
  1,000,000   Bradford County, FL Health Facilities Authority, Health Facilities RB
              (Shands Teaching Hospital & Clinics Project) - Series 1996B
              Insured by MBIA Insurance Corporation                             12/01/26     2.95      1,000,000    VMIG-1    A1+
  1,300,000   Brockton, MA Housing Development Corp. MHRB - Series 1992A
              (Floater - TRs)  - Series 2002L48J
              Collateralized by Federal National Mortgage Assosiation           09/01/24     3.08      1,300,000              A1+
  1,900,000   Burke County, GA Development Authority PCRB
              (Oglethorpe Power Corporation) - Series 1994A
              Insured by FGIC                                                   01/01/19     3.02      1,900,000    VMIG-1    A1+
  2,200,000   Center City, MN (Hazelden Foundation Project) - Series 2005
              LOC Bank of New York                                              11/01/35     3.07      2,200,000    VMIG-1
  1,470,000   Channahon, IL RB (Morrid Hospital) - Series B
              LOC US Bank, N.A.                                                 12/01/32     3.06      1,470,000              A1+
  8,000,000   City of Jacksonville, FL PCRB
              (Florida Power & Light Company Project) - Series 1995             05/01/29     3.15      8,000,000    VMIG-1    A1+
  1,255,000   City of Lima, OH Health Care Facilities RB
              (Allen County Health Partners) - Series 2005
              LOC Huntington National Bank                                      11/01/25     3.11      1,255,000     P-1
  3,000,000   City of Wilmington, DE
              (Delaware Art Museum, Inc. Project) RB - Series 2003
              LOC Allied Irish Bank, PLC                                        10/01/37     3.05      3,000,000    VMIG-1
  3,000,000   Cohasset, MN RB
              (Minnesota Power & Light Co. Project) - Series 1997A
              LOC LaSalle Bank, N.A.                                            06/01/20     3.03      3,000,000              A1+
  2,000,000   Colorado Health Facilities Authority (Catholic Health Initiatives) -
              Series 2004B-4                                                    03/01/23     3.04      2,000,000    VMIG-1    A1+
  2,500,000   Commonwealth of Puerto Rico
              Public Improvement Bonds of 2001 - Series A
              (TICs/TOCs Trust Series 2001-2)
              Insured by FSA                                                    07/01/27     3.04      2,500,000              A1+
  8,000,000   Cook County, IL Capital Improvement GO Bonds - Series 2004 E      11/01/33     3.05      8,000,000    VMIG-1    A1+
  7,200,000   Cuyahoga County, OH HRB
              (The Metrohealth System Project) -Series 2003
              LOC Key Bank, N.A.                                                03/01/33     3.07      7,200,000    VMIG-1
  1,500,000   Dade County, FL IDA Facilities RB
              (Florida Power & Light Company Project) - Series 1993             06/01/21     3.09      1,500,000    VMIG-1    A1+
  5,000,000   Detroit, MI Sewage Disposal System Refunding RB - Series 1998A
              Insured by MBIA Insurance Corp.                                   07/01/23     3.04      5,000,000    VMIG-1    A1+
    100,000   Fairfax County, VA IDA (Fairfax Hospital System, Inc.) RB -
              Series 1988D                                                      10/01/25     2.98        100,000    VMIG-1    A1+
    645,000   Florida Finance Authority Continuing Care Retirement Community
              RB (Glenridge on Palmer Ranch Capital Project) - Series 2002C
              LOC Bank of Scotland                                              06/01/12     3.07        645,000    VMIG-1
  1,925,000   Franklin County, OH RB
              (The Villas at Saint Therese Project) - Series 1997F
              LOC Fifth Third Bank                                              10/01/22     3.10      1,925,000    VMIG-1    A1+
 11,850,000   Fultondale , AL GO Warrants - Series 2005B
              LOC Allied Irish Bank, PLC                                        11/01/33     3.06     11,850,000              A1
  1,000,000   Greensboro, NC Public Improvement - Series 1994B                  04/01/14     3.05      1,000,000    VMIG-1    A1+
  1,160,000   Hammond City, IN PCRB (Amoco Oil Project) - Series 1994           02/01/22     3.08      1,160,000    VMIG-1    A1+
  7,000,000   Illinois Development Finance Authority
              (North Park University Project)
              LOC JPMorgan Chase Bank, N.A.                                     07/01/35     3.07      7,000,000              A1+
  3,400,000   Illinois Development Finance Authority RB
              (Glenwood School For Boys)
              LOC Harris Trust & Savings Bank                                   02/01/33     3.09      3,400,000              A1+
  3,000,000   Jackson County, MI EDC (Thrifty Leoni)
              LOC Fifth Third Bank                                              12/01/14     3.04      3,000,000    VMIG-1    A1+
  3,000,000   Jefferson County, AL  Public Park & Recreation Board
              (YMCA Project) - Series 2005
              LOC Amsouth Bank                                                  10/01/25     3.09      3,000,000    VMIG-1
  1,665,000   Jefferson County, KY IDRB
              (Seven Counties Services Inc. Project) - Series 1999A
              LOC Fifth Third Bank                                              01/01/19     3.07      1,665,000     P-1      A1+
  2,500,000   Lakeview, MI School District
              (School Building & Site Bonds) - Series 2002B                     05/01/32     3.02      2,500,000              A1+
  2,500,000   Latrobe, PA IDA RB (Diocese of Greensburg) - Series 2003
              LOC Allied Irish Bank PLC                                         06/01/33     3.05      2,500,000    VMIG-1
  3,000,000   Lexington-Fayette Urban County, KY Government Industrial Building
              RB (Roman Catholic Diocese) - Series 2005A
              LOC Fifth Third Bank                                              10/01/32     3.04      3,000,000    VMIG-1    A1+
  1,750,000   Lowell, MI Area School District GO - Series 2004 (c)              05/01/29     3.04      1,750,000
  4,900,000   Lubbock, TX Educational Facilities Authority
              (Lubbock Christian University)
              LOC Allied Irish Bank                                             05/01/29     3.07      4,900,000    VMIG-1
  7,000,000   Lufkin, TX HFDC Health System RB
              (Memorial Health System East Texas) - Series 2005
              LOC Wachovia Bank, N.A.                                           05/12/35     3.07      7,000,000              A1+
  2,600,000   Manatee County, FL HFA Multifamily Housing Refinding RB
              (JRC Hampton Bay LLC) - Series 1989A
              LOC Wachovia Bank, N.A.                                           06/01/07     3.03      2,600,000              A1+
  3,000,000   Marion County, FL Hospital District Health System Improvement RB
              (Monroe Regional Health Systems) - Series 2000
              LOC Amsouth Bank                                                  10/01/30     3.07      3,000,000    VMIG-1
 10,000,000   Metropolitan Transit Authority, NY
              Transportation RB - Series 2005E2
              LOC Fortis Bank S.A./N.V.                                         11/01/35     3.02     10,000,000    VMIG-1    A1+
  4,680,000   Metropolitan Transportation Authority, NY RB - Series 2005B
              (Floater - TRs Series 2005 K4)
              Insured by MBIA Insurance Corp.                                   11/15/35     3.05      4,680,000     P-1      A1+
  2,300,000   Metropolitan Transportation Authority, NY RB - Series 2005B
              (Floater - TRs Series 2005 K3)
              Insured by MBIA Insurance Corp.                                   11/15/35     3.05      2,300,000     P-1       A1
  5,250,000   Missouri State Educational Facilities RB
              (Kansas City Art Institute)
              LOC Commerce Bank, N.A.                                           12/01/35     3.12      5,250,000               A1
  3,150,000   Montgomery County, MD EDC RB
              (Brooke Grove Foundations, Inc. Facilities) - Series 1995
              LOC Manufacturers and Traders Trust Company                       01/01/16     3.06      3,150,000               A1
  3,000,000   Municipal Electric Authority of Georgia
              (Project One Bonds) - Series 1994E
              Insured by FSA                                                    01/01/26     2.95      3,000,000    VMIG-1    A1+
  3,100,000   New Britain, CT GO - Series 2000B
              Insured by AMBAC Assurance Corporation                            04/01/20     3.04      3,100,000              A1+
  2,000,000   New  Jersey EDA EDRB
              (Pennington School Project) - Series 2005
              LOC Citizens Bank of Pennsylvania                                 04/01/35     3.02      2,000,000    VMIG-1
  3,370,000   New  Jersey EDA RB Putters - Series 2005O
              (PUTTERs - Series 1104)
              LOC JPMorgan Chase Bank, N.A.                                     03/01/13     3.06      3,370,000    VMIG-1
  3,000,000   New Jersey State COPs (Office of Public Finance) - Series 2004L26
              Insured by AMBAC Assurance Corporation                            06/15/16     3.08      3,000,000    VMIG-1
  4,500,000   New Ulm, MN Hospital Facility RB
              (Health Center System Project) - Series 1985
              LOC Wells Fargo Bank, N.A                                         08/01/14     3.15      4,500,000              A1+
  4,000,000   New York City, NY GO - Series J-2
              LOC  Westdeutsche landesbank, AG                                  02/15/16     2.99      4,000,000     P-1      A1
  5,545,000   New York City, NY GO - Sub-Series A-6
              LOC Landesbank Hessen - Thuringen Girozentrale                    08/01/19     3.00      5,545,000    VMIG-1    A1+
  5,000,000   New York State HFA RB (10 Barclay Street) - Series2004 A
              Collateralized by Federal National Mortgage Association           11/15/37     3.02      5,000,000    VMIG-1
  5,500,000   New York State Local Government Assistance Corp. - Series 1995F
              LOC Societe Generale                                              04/01/25     2.94      5,500,000    VMIG-1    A1+
  6,500,000   New York City, NY GO Bonds, Fiscal 2004 - Series I
              (Floater TRs - Series 2005 - L21)
              Insured by MBIA Insurance Corp.                                   08/01/17     3.05      6,500,000    VMIG-1
  2,900,000   Oregon State Department of Administrative Services
              COPs  - Series 2005B (ROCs II-R Trust Series 7017)
              Insured by FGIC                                                   11/01/23     3.06      2,900,000    VMIG-1
  2,000,000   Orlando & Orange County, FL Expressway Authority RB -
              Series 2003 C-1
              Insured by FSA                                                    07/01/25     3.02      2,000,000    VMIG-1    A1+
  2,355,000   Pennsylvania Turnpike Commission - Series 2005A
              (PUTTERs Series 1167)
              Insured by FSA                                                    01/15/23     3.06      2,355,000    VMIG-1
  7,350,000   Phoenix, AZ IDA MHRB
              (Bell Square Apartments Project) - Series 1995
              LOC Bank of America, N.A.                                         06/01/25     3.07      7,350,000              A1+
  2,260,000   Pooled Puttable Floating Option Tax Exempt Receipts -
              Series PPT-33
              LOC Merrill Lynch & Company, Inc.                                 01/01/32     3.17      2,260,000              A1
    950,000   Richmond, VA Capital Regional Airport Commission
              (Richmond International Airport) - Series 1995B
              Insured by AMBAC Assurance Corporation                            07/01/25     3.02        950,000    VMIG-1    A1+
  2,900,000   Salina, KS (Dillards Project)
              LOC Bank of America,N.A.                                          12/01/14     3.22      2,900,000    VMIG-1    A1+
  7,500,000   Savannah, GA EDA RB (Savannah Country Day School) - Series 2004
              LOC Suntrust Bank                                                 09/01/29     3.03      7,500,000    VMIG-1
  3,000,000   Snohomish County, WA Public Utility District # 1
              Electric System Revenue Refunding Bonds - Series 2005
              (ROCs II-R Trust Series 6055)
              Insured by FSA                                                    12/01/22     3.06      3,000,000    VMIG-1
  1,660,000   St. Cloud, MN Commercial Development (Kelly Inn Project) (d)
              LOC First Bank of South Dakota                                    04/01/13     3.19      1,660,000     P-1      A1+
  4,000,000   St. Lucie County, FL PCRB
              (Florida Power and Light Co. Project) - Series 2000               09/01/28     3.10      4,000,000    VMIG-1    A1+
    500,000   Suffolk, VA Redevelopment and Housing Authority
              (Oak Spring Apartments LLC) - Series 1999
              Guaranteed by Federal Home Loan Mortgage Corporation              12/01/19     3.04        500,000    VMIG-1
  1,000,000   Tampa, FL Health Care Facilities RB
              (Lifelink Foundation Inc. Project) - Series 1997
              LOC Suntrust Bank                                                 08/01/22     3.03      1,000,000    VMIG-1    A1+
  2,520,000   TICs/TOCs Munimae Trust - Series 2002-1M
              (National Non-AMT) TOCs
              Insured by MBIA Insurance Corp.                                   10/01/40     3.06      2,520,000              A1+
  1,765,000   Tulsa, OK IDA (Indian Health Care Resources Center of Tulsa)
              LOC JPMorgan Chase Bank, N.A.                                     06/01/14     3.14      1,765,000    VMIG-1    A1+
  5,000,000   University of Pittsburgh of the Commonwealth System of
              Higher Education (University Capital Project) - Series 2002-A     09/15/12     3.02      5,000,000    VMIG-1    A1+
  2,650,000   University of Pittsburgh of the Commonwealth System of
              Higher Education (University Capital Project) - Series 2005-A     09/15/39     3.02      2,650,000    VMIG-1    A1+
  4,100,000   University of Southern Indiana (Student Fee) - Series 1999G
              LOC Bank One                                                      10/01/19     3.09      4,100,000    VMIG-1    A1
  3,900,000   Utah State Building Ownership Authority Lease RB - Series 2001-C
              LOC Landesbank Hessen - Thuringen Girozentrale                    05/15/22     3.05      3,900,000    VMIG-1    A1+
    925,000   Virginia College Building Authority
              (University of Richmond Project) - Series 1996                    11/01/26     3.03        925,000    VMIG-1
  1,500,000   Washington State Public Power Supply System
              (Nuclear Project #1) - Series 1993 1A-1
              LOC Bank of America, N.A.                                         07/01/17     3.05      1,500,000    VMIG-1    A1+
  3,000,000   Woodhaven Brownstown School District, MI
              (School Building & Site Bonds) - Series 2004B                     05/01/34     3.02      3,000,000              A1+
-----------                                                                                         ------------
269,470,000   Total Variable Rate Demand Instruments                                                 269,470,000
-----------                                                                                         ------------

Variable Rate Demand Instruments - Participation Note (d) (0.01%)
------------------------------------------------------------------------------------------------------------------------------------
$    14,827   The Woodlands Fire Dept., Inc. Tax Exempt Loan
              LOC JPMorgan Chase Bank, N.A.                                     06/30/06     4.13%  $     14,827     P-1      A1+
-----------                                                                                         ------------
     14,827   Total Variable Rate Demand Instruments - Participation Note                                 14,827
-----------                                                                                         ------------

Variable Rate Demand Instruments - Private Placements (d) (4.58%)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,269,000   Anaheim, CA MHRB (West Anaheim Royale Project) - Series 1985C
              LOC Union Bank of California                                      12/01/15     4.50%  $  3,269,000     P-1      A1
  2,234,000   Anaheim, CA (West Anaheim Convalescent Home)
              LOC Union Bank of California                                      12/01/15     4.50      2,234,000     P-1      A1
  3,248,000   Culver City, CA RDRB (Culver City Royale Project) - Series 1985
              LOC Union Bank of California                                      12/01/15     4.50      3,248,000     P-1      A1
  1,500,000   Harford County, MD EDRB
              (Harrigan Roller Company, Inc. Project) - Series 1984
              LOC Dresdner Bank, A.G.                                           12/28/14     4.35      1,500,000     P-1      A1
  4,030,000   Howard County, MD RB
              (The Bluffs & Hawthorne Apartment Facility) - Series 1995
              LOC Manufacturers & Traders Trust Company                         12/01/20     3.12      4,030,000     P-1      A1
  1,891,000   West Jordan, UT IDRB
              (The Lynn Partnership Nursing Home Project) - Series 1985
              LOC Bank of America, N.A.                                         07/01/15     4.71      1,891,000     P-1      A1+
-----------                                                                                         ------------
 16,172,000   Total Variable Rate Demand Instruments - Private Placements                             16,172,000
-----------                                                                                         ------------
              Total Investments (101.69%) (cost $358,800,172)                                        358,800,172
              Liabilities in excess of cash and other assets (-1.69%)                                 (5,950,711)
                                                                                                    ------------
              Net Assets (100.00%)                                                                  $352,849,461
                                                                                                    ============
              Net asset value, offering and redemption price per share:
              Class A Shares,         87,442,334  shares outstanding (Note 3)                       $       1.00
                                                                                                    ============
              Class B Shares,        190,318,256  shares outstanding (Note 3)                       $       1.00
                                                                                                    ============
              Thornburg Shares,       14,922,097  shares outstanding (Note 3)                       $       1.00
                                                                                                    ============
              First Southwest Shares, 60,348,354  shares outstanding (Note 3)                       $       1.00
                                                                                                    ============

FOOTNOTES:

Note 1 Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated for the put bonds is the next put date.

(c) Securities that are not rated that the Adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:
    BAN     =   Bond Anticipation Note                         LOC     =   Letter of Credit
    COPS    =   Certificates of Participation                  MHRB    =   Multi-Family Housing Revenue Bond
    EDA     =   Economic Development Authority                 PCRB    =   Pollution Control Revenue Bond
    EDC     =   Economic Development Corporation               RB      =   Revenue Bond
    EDRB    =   Economic Development Revenue Bond              RDRB    =   Residential Development Revenue Bond
    FGIC    =   Financial Guaranty Insurance Company           RN      =   Revenue Notes
    FSA     =   Financial Security Assurance                   ROCs    =   Reset Option Certificates
    GO      =   General Obligation                             TICs    =   Trust Inverse Certificates
    HFA     =   Housing Finance Authority                      TOCs    =   Tender Option Certificates
    HFDC    =   Health Facilities Development Corporation      TRs     =   Trust Receipts
    HRB     =   Hospital Revenue Bond                          TRAN    =   Tax and Revenue Anticipation Note
    IDA     =   Industrial Development Authority               TRPN    =   Tax and Revenue Promissory Notes
    IDRB    =   Industrial Development Revenue Bond

ITEM 2: CONTROLS AND PROCEDURES


(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3: EXHIBITS


Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Daily Tax Free Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date: March 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date: March 21, 2006

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date: March 21, 2006

* Print the name and title of each signing officer under his or her signature.